Quarterly Report
May 31, 2024
MFS®  New Discovery Fund
NDF-Q3

Portfolio of Investments
5/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.6%
Aerospace & Defense – 4.3%
AeroVironment, Inc. (a)	60,348	$12,199,348
CACI International, Inc., “A” (a)	115,122	48,866,987
KBR, Inc.	573,380	37,648,131
Loar Holdings, Inc. (a)(l)	23,951	1,364,488
		$100,078,954
Apparel Manufacturers – 1.8%
Deckers Outdoor Corp. (a)	8,666	$9,479,911
Skechers USA, Inc., “A” (a)	450,563	32,179,209
		$41,659,120
Automotive – 2.3%
Lear Corp.	164,216	$20,584,476
Visteon Corp. (a)	292,396	32,564,142
		$53,148,618
Biotechnology – 2.1%
Adaptive Biotechnologies Corp. (a)	2,230,457	$7,695,077
BioAtla, Inc. (a)	339,507	512,655
BridgeBio Pharma, Inc. (a)	289,556	8,110,463
CG Oncology, Inc. (a)	171,101	5,574,471
Immunocore Holdings PLC, ADR (a)	250,692	12,278,894
Lyell Immunopharma, Inc. (a)	676,627	1,874,257
MaxCyte, Inc. (a)	1,667,412	7,470,006
Oxford Nanopore Technologies PLC (a)	3,166,452	4,349,112
Prelude Therapeutics, Inc. (a)	327,699	1,261,641
		$49,126,576
Brokerage & Asset Managers – 3.1%
GCM Grosvenor, Inc., “A”	1,543,254	$15,509,703
Hamilton Lane, Inc., “A”	204,153	25,619,160
WisdomTree Investments, Inc.	3,133,637	31,242,361
		$72,371,224
Business Services – 4.6%
ExlService Holdings, Inc. (a)	784,167	$23,415,227
Remitly Global, Inc. (a)	1,835,610	23,853,752
Thoughtworks Holding, Inc. (a)	3,526,607	9,733,435
TriNet Group, Inc.	173,262	18,014,050
UL Solutions, Inc.	794,207	30,632,564
		$105,649,028
Computer Software – 9.5%
Alkami Technology, Inc. (a)	1,007,889	$27,646,395
Altair Engineering, Inc., “A” (a)	208,562	18,213,720
AvidXchange Holdings, Inc. (a)	1,174,048	12,433,168
CCC Intelligent Holdings, Inc. (a)	1,991,151	22,261,068
Definitive Healthcare Corp. (a)	2,847,351	15,147,907
DoubleVerify Holdings, Inc. (a)	1,390,223	25,302,059
Kinaxis, Inc. (a)	222,799	23,939,920
PagerDuty, Inc. (a)	880,021	16,693,998
Procore Technologies, Inc. (a)	376,947	25,304,452
Sabre Corp. (a)	3,483,404	10,903,055
Zeta Global Holdings Corp. (a)	1,356,942	22,158,863
		$220,004,605

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 4.9%
Five9, Inc. (a)	748,383	$34,994,389
Guidewire Software, Inc. (a)	254,304	28,970,312
Q2 Holdings, Inc. (a)	517,282	31,461,091
Rapid7, Inc. (a)	510,748	18,458,433
		$113,884,225
Construction – 2.5%
AZEK Co., Inc. (a)	271,068	$13,000,421
Summit Materials, Inc., “A” (a)	1,151,565	44,496,472
		$57,496,893
Consumer Products – 0.7%
e.l.f. Beauty, Inc. (a)	91,922	$17,181,141
Consumer Services – 2.0%
Boyd Group Services, Inc.	135,523	$22,686,766
European Wax Center, Inc., “A” (a)	2,047,870	23,181,888
		$45,868,654
Electrical Equipment – 3.2%
Littlefuse, Inc.	92,647	$23,773,220
nVent Electric PLC	614,053	49,971,633
		$73,744,853
Electronics – 7.3%
Advanced Energy Industries, Inc.	296,928	$31,898,975
Allegro MicroSystems, Inc. (a)	630,825	19,013,065
Astera Labs, Inc. (a)(l)	58,916	3,802,439
Formfactor, Inc. (a)	801,911	43,880,570
Nova Ltd. (a)	126,131	26,317,233
Onto Innovation, Inc. (a)	210,014	45,510,034
		$170,422,316
Energy - Independent – 4.5%
Antero Resources Corp. (a)	698,903	$24,901,914
Matador Resources Co.	571,602	36,268,147
Permian Resources Corp.	1,453,372	23,820,767
Viper Energy, Inc.	474,623	18,254,001
		$103,244,829
Engineering - Construction – 4.0%
Corporacion Inmobiliaria Vesta S.A.B. de C.V., ADR	366,552	$12,770,672
Jacobs Solutions, Inc.	290,546	40,484,679
TopBuild Corp. (a)	95,282	39,823,112
		$93,078,463
Entertainment – 0.5%
Vivid Seats, Inc., “A” (a)	2,144,528	$10,829,866
Food & Beverages – 1.1%
Duckhorn Portfolio, Inc. (a)	2,464,650	$19,889,725
Oatly Group AB, ADR (a)(l)	4,713,107	5,137,287
		$25,027,012
Gaming & Lodging – 0.9%
Genius Sports Ltd. (a)	3,821,703	$20,025,724

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 2.1%
Five Below, Inc. (a)	127,414	$17,599,696
Ollie's Bargain Outlet Holdings, Inc. (a)	376,150	31,006,044
		$48,605,740
Leisure & Toys – 2.0%
Brunswick Corp.	245,130	$20,230,579
Corsair Gaming, Inc. (a)	1,286,991	14,916,226
Funko, Inc., “A” (a)	1,202,260	10,868,430
		$46,015,235
Machinery & Tools – 4.3%
Crane Co.	347,295	$51,774,738
RB Global, Inc.	668,229	48,566,884
		$100,341,622
Medical & Health Technology & Services – 2.8%
Certara, Inc. (a)	1,777,324	$30,125,642
HealthEquity, Inc. (a)	242,413	19,800,294
Schrodinger, Inc. (a)	696,939	14,998,127
		$64,924,063
Medical Equipment – 8.2%
Bio-Techne Corp.	409,229	$31,588,387
CryoPort, Inc. (a)	1,309,513	13,461,794
Envista Holdings Corp. (a)	823,494	15,942,844
Fractyl Health, Inc. (a)(l)	639,147	4,307,851
Gerresheimer AG	188,996	21,532,350
Maravai Lifesciences Holdings, Inc., “A” (a)	865,043	7,499,923
Natera, Inc. (a)	241,587	25,736,263
OptiNose, Inc. (a)	1,816,449	1,961,765
Outset Medical, Inc. (a)	989,962	3,692,558
PROCEPT BioRobotics Corp. (a)	257,206	17,078,478
QIAGEN N.V.	707,031	30,586,161
UFP Technologies, Inc. (a)	67,589	17,597,472
		$190,985,846
Oil Services – 1.8%
TechnipFMC PLC (a)	1,554,859	$40,721,757
Pharmaceuticals – 5.3%
Amicus Therapeutics, Inc. (a)	1,859,599	$18,224,070
Annexon, Inc. (a)	495,468	2,393,110
Ascendis Pharma, ADR (a)	96,354	13,017,425
Collegium Pharmaceutical, Inc. (a)	489,630	16,226,338
Cytokinetics, Inc. (a)	110,695	5,369,815
Harmony Biosciences Holdings (a)	333,527	9,805,694
Kymera Therapeutics, Inc. (a)	235,728	7,569,226
Legend Biotech Corp., ADR (a)	207,571	8,304,916
Neurocrine Biosciences, Inc. (a)	94,387	12,780,944
SpringWorks Therapeutics, Inc. (a)	307,648	12,755,086
Ultragenyx Pharmaceutical, Inc. (a)	179,773	7,216,088
Viking Therapeutics, Inc. (a)	152,200	9,475,972
		$123,138,684
Pollution Control – 1.8%
GFL Environmental, Inc.	1,322,167	$41,608,596

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 2.0%
DigitalBridge Group, Inc.	1,108,806	$15,124,114
STAG Industrial, Inc., REIT	913,632	32,031,938
		$47,156,052
Restaurants – 1.9%
U.S. Foods Holding Corp. (a)	816,876	$43,155,559
Specialty Chemicals – 0.7%
Axalta Coating Systems Ltd. (a)	429,802	$15,296,653
Specialty Stores – 1.9%
ACV Auctions, Inc. (a)	928,251	$16,569,280
Chewy, Inc., “A” (a)	1,343,603	28,497,820
		$45,067,100
Trucking – 2.5%
Knight-Swift Transportation Holdings, Inc.	653,876	$31,549,517
Saia, Inc. (a)	38,465	15,750,648
XPO, Inc. (a)	105,168	11,250,873
		$58,551,038
Total Common Stocks		$2,238,410,046
	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (1 share for 1 warrant, Expiration 11/23/27) (a)	$ 2.57	11/23/22	627,544	$0

Investment Companies (h) – 3.4%
Money Market Funds – 3.4%
MFS Institutional Money Market Portfolio, 5.38% (v)	78,978,676	$78,986,574
Collateral for Securities Loaned – 0.4%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.26% (j)	9,024,600	$9,024,600

Other Assets, Less Liabilities – (0.4)%		(9,717,957)
Net Assets – 100.0%		$2,316,703,263
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $78,986,574 and $2,247,434,646, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,952,425,393	$0	$—	$1,952,425,393
Canada	136,802,166	—	—	136,802,166
Germany	52,118,511	—	—	52,118,511
United Kingdom	32,304,618	4,349,112	—	36,653,730
Israel	26,317,233	—	—	26,317,233
Denmark	13,017,425	—	—	13,017,425
Mexico	12,770,672	—	—	12,770,672
China	8,304,916	—	—	8,304,916
Mutual Funds	88,011,174	—	—	88,011,174
Total	$2,322,072,108	$4,349,112	$—	$2,326,421,220

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
GCM Grosvenor, Inc., “A” *	$16,168,807	$—	$5,559,195	$(1,836,499)	$6,736,590	$—
MFS Institutional Money Market Portfolio	109,470,627	406,774,540	437,267,597	$14,511	$(5,507)	$78,986,574
	$125,639,434	$406,774,540	$442,826,792	$(1,821,988)	$6,731,083	$78,986,574
Affiliated Issuers	Dividend Income	Capital Gain Distributions
GCM Grosvenor, Inc., “A” *	$465,594	$—
MFS Institutional Money Market Portfolio	3,444,599	—
	$3,910,193	$—
* Held at period end. No longer considered an affiliated issuer.